Business segment information	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Business segment information

28.	Business segment information

The reportable segments presented below are the segments of Sony for which separate financial information is available and for which operating profit or loss amounts are evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM does not evaluate segments using discrete asset information. Sony’s CODM is its Chief Executive Officer and President.

Sony realigned its business segments from the first quarter of the fiscal year ended March 31, 2017 to reflect a change in the Corporate Executive Officers in charge of certain segments and modifications to the organizational structure of certain segments as of April 1, 2016. As a result of this realignment, Sony has separated the Devices segment into the Semiconductors segment and the Components segment. In addition, the operations of the automotive camera business, which were included in the IP&S segment, and the operations of the Imaging Device Development Division, which were included in Corporate and elimination, are now included in the Semiconductors segment. Additionally, certain operations which were included in All Other and Corporate and elimination are now included in the Music segment and All Other, respectively. In connection with these realignments, the sales and operating revenue and operating income (loss) of each segment for the comparable period have been reclassified to conform to the current presentation.

The MC segment includes the manufacture and sales of mobile phones and an Internet-related service businesses. The G&NS segment includes the manufacture and sales of home gaming products, network services businesses and production and sales of software. The IP&S segment includes the Still and Video Cameras business. The HE&S segment includes Televisions as well as Audio and Video businesses. The Semiconductors segment includes the image sensors and camera modules businesses. The Components segment includes the batteries and recording media businesses. The Pictures segment includes Motion Pictures, Television Productions and Media Networks businesses. The Music segment includes Recorded Music, Music Publishing and Visual Media and Platform businesses. The Financial Services segment primarily represents individual life insurance and non-life insurance businesses in the Japanese market and a bank business in Japan. All Other consists of various operating activities, including, the overseas disc manufacturing business and the PC business. Sony’s products and services are generally unique to a single operating segment.

Segment sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Sales and operating revenue:
Mobile Communications —
Customers	1,409,179	1,121,925	752,688
Intersegment	1,036	5,548	6,457

Total	1,410,215	1,127,473	759,145
Game & Network Services —
Customers	1,292,146	1,479,775	1,581,568
Intersegment	95,883	72,118	68,231

Total	1,388,029	1,551,893	1,649,799
Imaging Products & Solutions —
Customers	696,888	677,231	571,499
Intersegment	3,682	6,724	8,134

Total	700,570	683,955	579,633
Home Entertainment & Sound —
Customers	1,235,686	1,155,085	1,034,215
Intersegment	2,371	3,957	4,789

Total	1,238,057	1,159,042	1,039,004
Semiconductors —
Customers	535,398	599,430	659,779
Intersegment	164,706	139,629	113,344

Total	700,104	739,059	773,123
Components —
Customers	213,812	194,564	172,772
Intersegment	36,934	30,048	22,601

Total	250,746	224,612	195,373
Pictures —
Customers	876,314	935,827	901,230
Intersegment	2,367	2,315	1,899

Total	878,681	938,142	903,129
Music —
Customers	541,692	602,564	630,767
Intersegment	18,740	16,675	16,891

Total	560,432	619,239	647,658
Financial Services —
Customers	1,077,604	1,066,319	1,080,284
Intersegment	6,025	6,750	7,220

Total	1,083,629	1,073,069	1,087,504
All Other —
Customers	297,648	241,104	202,344
Intersegment	87,909	91,092	64,634

Total	385,557	332,196	266,978
Corporate and elimination	(380,140)	(342,968)	(298,096)

Consolidated total	8,215,880	8,105,712	7,603,250

G&NS intersegment amounts primarily consist of transactions with All Other. Semiconductors intersegment amounts primarily consist of transactions with the MC segment, the G&NS segment and the IP&S segment. All Other intersegment amounts primarily consist of transactions with the Pictures segment, the Music segment and the G&NS segment. Corporate and elimination includes certain brand and patent royalty income.

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Operating income (loss):
Mobile Communications	(217,574)	(61,435)	10,164
Game & Network Services	48,104	88,668	135,553
Imaging Products & Solutions	38,790	69,320	47,257
Home Entertainment & Sound	24,102	50,558	58,504
Semiconductors	96,214	14,500	(7,811)
Components	(7,515)	(42,919)	(60,445)
Pictures	58,527	38,507	(80,521)
Music	58,190	86,509	75,798
Financial Services	193,307	156,543	166,424
All Other	(94,172)	1,667	30,861

Total	197,973	401,918	375,784
Corporate and elimination	(129,425)	(107,721)	(87,082)

Consolidated operating income	68,548	294,197	288,702
Other income	25,076	66,849	14,418
Other expenses	(53,895)	(56,542)	(51,501)

Consolidated income before income taxes	39,729	304,504	251,619

Operating income (loss) is sales and operating revenue less costs and expenses, and includes equity in net income (loss) of affiliated companies.

All Other includes the results of the PC business and the disc manufacturing business (Refer to Notes 13 and 25). For the fiscal year ended March 31, 2015, the PC business results include sales company fixed costs which were allocated based on historical results.

Corporate and elimination includes headquarters restructuring costs, restructuring costs related to the reduction in scale of sales companies following the decision to exit from the PC business (Refer to Notes 19 and 25), and certain other corporate expenses, including the amortization of certain intellectual property assets such as the cross-licensing of intangible assets acquired from Ericsson at the time of the Sony Mobile Communications acquisition, which are not allocated to segments.

Pursuant to a separation of Sony’s businesses into distinct subsidiaries and a realignment of corporate functions, beginning from the fiscal year ended March 31, 2017, a change has been made to the method of calculating the amount of corporate costs allocated to each business segment and the amount of royalties paid by each business segment for brand and patent utilization. As a result of this change, an increase in corporate income of 31,780 million yen is included in Corporate and elimination for the fiscal year ended March 31, 2017. Conversely, an increase in expenses totaling the same amount is included in each of the following business segments: 2,771 million yen in the MC segment, 2,739 million yen in the G&NS segment, 3,413 million yen in the IP&S segment, 13,075 million yen in the HE&S segment, 3,727 million yen in the Semiconductors segment, 1,462 million yen in the Components segment, 2,569 million yen in the Pictures segment and 2,024 million yen in the Music segment. There is no change to the Financial Services segment. These changes have no impact on consolidated operating income.

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Equity in net income (loss) of affiliated companies:
Mobile Communications	(534)	(186)	(79)
Game & Network Services	—	—	—
Imaging Products & Solutions	(70)	—	—
Home Entertainment & Sound	—	—	—
Semiconductors	—	—	—
Components	—	—	—
Pictures	(742)	(981)	(35)
Music	3,471	3,801	5,435
Financial Services	(782)	(645)	(3,601)
All Other	2,578	249	1,843

Consolidated total	3,921	2,238	3,563

Depreciation and amortization:
Mobile Communications	24,128	24,186	19,794
Game & Network Services	18,336	20,798	25,486
Imaging Products & Solutions	31,946	27,612	25,442
Home Entertainment & Sound	25,238	21,781	19,830
Semiconductors	78,474	100,964	102,328
Components	11,599	9,170	1,962
Pictures	19,980	22,375	20,487
Music	14,644	17,795	16,124
Financial Services, including deferred insurance acquisition costs	66,223	102,270	47,056
All Other	11,507	8,597	5,445

Total	302,075	355,548	283,954
Corporate	52,549	41,543	43,094

Consolidated total	354,624	397,091	327,048

The following table includes a breakdown of sales and operating revenue to external customers by product category for certain segments. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Sales and operating revenue:
Mobile Communications	1,409,179	1,121,925	752,688
Game & Network Services
Hardware	733,757	721,829	598,373
Network	351,467	529,318	714,924
Other	206,922	228,628	268,271

Total	1,292,146	1,479,775	1,581,568
Imaging Products & Solutions
Still and Video Cameras	478,099	428,777	351,834
Other	218,789	248,454	219,665

Total	696,888	677,231	571,499
Home Entertainment & Sound
Televisions	835,068	797,764	720,557
Audio and Video	396,814	354,946	311,771
Other	3,804	2,375	1,887

Total	1,235,686	1,155,085	1,034,215
Semiconductors	535,398	599,430	659,779
Components	213,812	194,564	172,772
Pictures
Motion Pictures	434,253	447,355	409,363
Television Productions	252,456	270,115	271,886
Media Networks	189,605	218,357	219,981

Total	876,314	935,827	901,230
Music
Recorded Music	383,350	412,718	388,948
Music Publishing	70,959	71,258	66,541
Visual Media and Platform	87,383	118,588	175,278

Total	541,692	602,564	630,767
Financial Services	1,077,604	1,066,319	1,080,284
All Other	297,648	241,104	202,344
Corporate	39,513	31,888	16,104

Consolidated total	8,215,880	8,105,712	7,603,250

Geographic Information:

Sales and operating revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2015, 2016 and 2017 and property, plant and equipment, net as of March 31, 2016 and 2017 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Sales and operating revenue:
Japan	2,233,776	2,317,312	2,392,790
United States	1,528,097	1,733,759	1,673,768
Europe	1,932,941	1,881,329	1,634,683
China	546,697	540,497	557,995
Asia-Pacific	1,052,453	959,171	866,712
Other Areas	921,916	673,644	477,302

Total	8,215,880	8,105,712	7,603,250

	Yen in millions
	March 31
	2016	2017
Property, plant and equipment, net:
Japan	625,143	580,453
United States	99,743	101,167
Europe	31,738	24,273
China	19,884	13,466
Asia-Pacific	37,042	34,575
Other Areas	7,268	4,265

Total	820,818	758,199

Major countries and areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia, Spain and Sweden
(2) Asia-Pacific:	India, South Korea and Oceania
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada

There are no individually material countries with respect to sales and operating revenue or property, plant and equipment, net included in Europe, Asia-Pacific and Other Areas.

Transfers between reportable business segments or geographic areas are made at amounts which Sony’s management believes approximate arms-length transactions.

There were no sales and operating revenue with any single major external customer for the fiscal years ended March 31, 2015, 2016 and 2017.